Related Party Transactions (Details) - Schedule of due from related parties - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
SDI Cuentas LLC [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total Due from related parties		$ 198	$ 1
Due to Cima Telecom Inc. [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total Due from related parties	[1]		$ 250

[1]	Composed from annual fees in the amount of $250 for the maintenance and support services in accordance with the software maintenance agreement for the second calendar year from the Effective Date and other software development services.